SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended				12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 28, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jan. 17, 2025 $ / shares shares	Oct. 01, 2024 shares	Sep. 30, 2024 shares	Sep. 30, 2023 USD ($)
SUBSEQUENT EVENTS
Proceeds from short-term bank loans | $					$ 19,323,780	$ 9,601,600	$ 9,065,240
Purchase price under sale and leaseback transaction | $					$ 14.1						$ 14.1
Ordinary shares, shares issued (in shares) | shares					35,728,625	35,728,625
Ordinary shares, shares outstanding (in shares) | shares						29,411,765			29,411,765	29,411,765
Sale and leaseback agreement, Agreed value | $											$ 3,000,000
J.V.B. Financial Group, LLC
SUBSEQUENT EVENTS
Ordinary shares, shares issued (in shares) | shares								50,000
Ordinary shares, shares outstanding (in shares) | shares								50,000
Issued to valued per share | $ / shares								$ 10
Grand Fortune Capital (H.K.) Company Limited
SUBSEQUENT EVENTS
Ordinary shares, shares issued (in shares) | shares								583,529
Ordinary shares, shares outstanding (in shares) | shares								583,529
Issued to valued per share | $ / shares								$ 6.75
Subsequent event | Baide Suzhou
SUBSEQUENT EVENTS
Purchase price under sale and leaseback transaction | $			$ 13,700,000
Sale and leaseback agreement, Agreed value | $			2,200,000
Sale Leaseback Transaction, Monthly Payments | $	$ 97,785
Subsequent event | Bank loan with term of 12 months with annual interest rate of 3.6% | Nanjing Changcheng
SUBSEQUENT EVENTS
Proceeds from short-term bank loans			$ 700,000	¥ 4,950
Term of loan (in months)			12 months	12 months
Annual interest rate (in percent)			3.60%
Subsequent event | Bank loan with term of 12 months with annual interest rate of 3.5% | Nanjing Changcheng
SUBSEQUENT EVENTS
Proceeds from short-term bank loans	$ 700,000	¥ 5,000
Term of loan (in months)	12 months	12 months
Annual interest rate (in percent)	3.50%